Interests in joint venture (Details) $ in Thousands		12 Months Ended
	Dec. 14, 2020 product	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of joint ventures [line items]
Interest in joint venture		$ 41,236	$ 47,908
Deferred Gain On Investment In Joint Venture		23,539
Fair value of equity interest in joint venture		48,040	50,000
Proportion of ownership interest in joint operation	51.00%
Overland ADCT BioPharma
Disclosure of joint ventures [line items]
Number Of Products Developed And Commercialized In Joint Venture | product	1
Number Of Product Candidates Developed And Commercialized In Joint Venture | product	3
Interest in joint venture		41,236	47,908	$ 0
Initial investment			48,040
Share of results in joint venture		$ (6,672)	(132)
Gain On Investment In Joint Venture			$ 24,501